Goodwill, VOBA and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Balance at the beginning of the period, goodwill, gross	$ 156,817	$ 156,817	$ 156,817
Balance at the beginning of the period, accumulated impairment loss	(139,532)	(139,532)	(75,244)
Balance at the beginning of the period, goodwill, net	17,285	17,285	81,573
Impairments	0	0	(64,288)
Balance at the end of the period, goodwill, gross	156,817	156,817	156,817
Balance at the end of the period, accumulated impairment loss	(139,532)	(139,532)	(139,532)
Balance at the end of the period, goodwill, net	$ 17,285	$ 17,285	$ 17,285